Fair Value of Short Term and Long Term Debt Excluding Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt	$ 51,987	$ 55,152
Carrying Amount, Fair Value Disclosure | Excluding Capital Leases
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt	51,689	54,800
Fair Value, Fair Value Disclosure | Excluding Capital Leases
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt	$ 61,552	$ 64,485